RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021

CTA Nutriceuticals (Asia) Sdn Bhd (“CTA”)	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	Purchases of products for the provision of complementary health therapies	$18,611	$-
DSY Beauty Sdn Bhd (“DSY Beauty”)	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	Purchases of beauty products	544	-
Total			$19,155	$-

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

13. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Related party balances

Amount due from related parties

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021

Agape ATP (Asia) Limited (“AATP Asia”)	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Expenses paid for AATP Asia	$-	$2,214
Hostastay Sdn. Bhd. (“Hostastay”)	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Sublease rent due from Hostastay	-	4,790
Total			$-	$7,004

Other payable - related parties

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021

DSY Wellness and Longevity Center Sdn Bhd (“DSYWLC”)	Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC	Rental due and expenses paid by DSYWLC	$2,707	$-
CTA Nutriceuticals (Asia) Sdn Bhd (“CTA”)	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	Purchase of products for general use	941	-
DSY Beauty Sdn Bhd (“DSY Beauty”)	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	Purchase of products for general use	168	-
Total			$3,816	$-

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

13. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Related party transactions

Purchases

Name of Related			For the three months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

CTA Nutriceuticals (Asia) Sdn Bhd (“CTA”)	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	Purchases of products for the provision of complementary health therapies	$56,606	$-
DSY Beauty Sdn Bhd (“DSY Beauty”)	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	Purchases of beauty products	2,270	-
Total			$58,876	$-

Name of Related			For the nine months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

CTA Nutriceuticals (Asia) Sdn Bhd (“CTA”)	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	Purchases of products for the provision of complementary health therapies	$130,166	$-
DSY Beauty Sdn Bhd (“DSY Beauty”)	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	Purchases of beauty products	2,658	-
DSY Wellness & Longevity Center Sdn Bhd (“DSYWLC”)	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.	Purchases of products for the provision of complementary health therapies	125	-
Total			$132,949	$-

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

13. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Related party transactions

Other purchases

Name of Related			For the three months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

CTA Nutriceuticals (Asia) Sdn Bhd (“CTA”)	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	Purchase of products for general use	$2,295	$-
DSY Beauty Sdn Bhd (“DSY Beauty”)	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	Purchase of products for general use	1,145	-
Total			$3,440	$-

Name of Related			For the nine months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

CTA Nutriceuticals (Asia) Sdn Bhd (“CTA”)	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	Purchase of products for general use	$2,295	$-
DSY Beauty Sdn Bhd (“DSY Beauty”)	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	Purchase of products for general use	1,213	-
Total			$3,508	$-

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

13. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Related party transactions

Commission

Name of Related			For the three months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

Mr. How Kok Choong	Mr. How Kok Choong, the CEO and director of the Company	Commission expense	$8,158	$2,919
Total			$8,158	$2,919

Name of Related			For the nine months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

Mr. How Kok Choong	Mr. How Kok Choong, the CEO and director of the Company	Commission expense	$13,213	$9,578
Total			$13,213	$9,578

Office rental expense

Name of Related			For the three months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

DSY Wellness and Longevity Center Sdn Bhd (“DSYWLC”)	Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC	Office rental expense	$5,501	$-
Total			$5,501	$-

Name of Related			For the nine months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

DSY Wellness and Longevity Center Sdn Bhd (“DSYWLC”)	Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd is also a director of DSYWLC	Office rental expense	$16,502	$-
Total			$16,502	$-

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

13. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Related party transactions

Other income

Name of Related			For the three months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

Hostastay Sdn. Bhd. (“Hostastay”)	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Sublease rental income due from Hostastay	$-	$1,428
Total			$-	$1,428

Name of Related			For the nine months ended
Party	Relationship	Nature	September 30, 2022	September 30, 2021

Hostastay Sdn. Bhd. (“Hostastay”)	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Sublease rental income due from Hostastay	$-	$4,357
Total			$-	$4,357

Name of Related			As of December 31,
Party	Relationship	Nature	2021	2020

Agape ATP (Asia) Limited (“AATP Asia”)	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Expenses paid for AATP Asia	$2,214	$2,227
Hostastay Sdn. Bhd. “Hostastay”	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay.	Sublease rent due from Hostastay	4,790	996
TH3 Technology Sdn Bhd “TH3 Technology”	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Expenses paid for TH3 Technology	-	12
Total			$7,004	$3,235

Amount due to a Related Party

Name of Related			As of December 31,
Party	Relationship	Nature	2021	2020

Agape Superior Living Pty Ltd “ASLPL”	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	ATP Label Printing Fees	$-	$455
Total			$-	$455

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

14. RELATED PARTY BALANCES AND TRANSACTIONS (CONT’D)

Related party transactions

Revenue

Name of Related			For the years ended December 31,
Party	Relationship	Nature	2021	2020

Agape Superior Living Pty Ltd (“ASLPL”)	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Sales of products	$-	$18,060
Vettons Sdn Bhd*	Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021	Sales of products made through its platform	6,625	-
Total			$6,625	$18,060

*	During the year ended December 31, 2021, the Company had sales of $6,625 through the online platform owned by Vettons Sdn Bhd (“Vettons”). Vettons is a related party since Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021.

Purchase

			For the years ended December 31,
Name of Related Party	Relationship	Nature	2021	2020

DSY Wellness & Longevity Center Sdn Bhd	Dato’ Sri Yap Foo Ching @ Steve Yap, a director of DSY Wellness International Sdn Bhd, is also a director of DSY Wellness & Longevity Center Sdn Bhd.	Purchase	$718	$-
Total			$718	$-

Commission expense

			For the years ended December 31,
Name of Related Party	Relationship	Nature	2021	2020

Mr. How Kok Choong	Mr. How Kok Choong, the CEO and director of the Company.	Commission expense	$12,758	$10,740
Total			$12,758	$10,740

Other income

Name of Related Party			For the years ended December 31,
	Relationship	Nature	2021	2020

Hostastay Sdn. Bhd.	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay.	Sublease rental income due from Hostastay	$4,345	$2,881
Total			$4,345	$2,881